Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Schedule of Cumulative Effect of ASC 606
The cumulative effect of the changes made to our condensed consolidated balance sheet as of January 1, 2019 for the adoption of ASC 606 to all contracts with customers that were not completed as of December 31, 2018 was recorded as an adjustment to accumulated deficit as of the adoption date as follows:

	December 31, 2018		January 1, 2019
	As reported	Adjustments	As adjusted

	(in thousands)
	(unaudited)
Assets:
Prepaid and other current assets	$16,267	$1,300	$17,567
Other assets, net	11,382	3,857	15,239
Total assets	5,194,649	5,157	5,199,806

Liabilities:
Current portion of deferred revenue	270,433	(2,338)	268,095
Deferred revenue, net of current portion	25,699	(434)	25,265
Non-current deferred taxes	147,144	1,662	148,806
Total liabilities	2,578,549	(1,110)	2,577,439

Stockholders' equity (deficit):
Accumulated deficit	(412,328)	6,267	(406,061)
The impact of adoption of ASC 606 on our condensed consolidated statement of operations and condensed consolidated balance sheet was as follows:

	Three Months Ended March 31, 2019
	As reported ASC 606	ASC 606 impact	Without adoption of ASC 606 (ASC 605)

	(in thousands)
	(unaudited)
Revenue:
Subscription	$71,565	$124	$71,689
Maintenance	106,292	235	106,527
Total recurring revenue	177,857	359	178,216
License	37,935	(192)	37,743
Total revenue	$215,792	$167	$215,959
Gross profit	153,816	167	153,983
Total operating expenses	124,021	1,400	125,421
Operating income	29,795	(1,233)	28,562
Net income	$3,145	$(1,233)	$1,912

	March 31, 2019
	As reported ASC 606	ASC 606 impact	Without adoption of ASC 606 (ASC 605)

	(in thousands)
	(unaudited)
Assets:
Prepaid and other current assets	$20,811	$(1,613)	$19,198
Other assets, net	16,669	(4,916)	11,753
Total assets	5,180,472	(6,529)	5,173,943

Liabilities:
Current portion of deferred revenue	285,212	2,221	287,433
Deferred revenue, net of current portion	26,578	410	26,988
Non-current deferred taxes	137,454	(1,662)	135,792
Total liabilities	2,574,095	969	2,575,064

Stockholders' equity (deficit):
Accumulated deficit	(402,916)	(7,498)	(410,414)

Schedule of property and equipment
We record property and equipment at cost and depreciate them using the straight-line method over their estimated useful lives as follows:

Useful Life (in years)
Equipment, servers and computers	3 - 5
Furniture and fixtures	5 - 7
Software	3 - 5
Leasehold improvements	Lesser of lease term or useful life
Property and equipment, including software, consisted of the following:

	December 31,		March 31,
	2017	2018	2019

	(in thousands)		(unaudited)
Equipment, servers and computers	$23,790	$32,081	$34,311
Furniture and fixtures	6,760	7,393	7,537
Software	3,143	2,475	2,540
Leasehold improvements	20,688	21,341	22,759
	$54,381	$63,290	$67,147
Less: Accumulated depreciation and amortization	(20,172)	(27,426)	(30,229)
Property and equipment, net	$34,209	$35,864	$36,918
Depreciation and amortization expense on property and equipment was as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Depreciation and amortization	$778	$9,071	$11,617	$13,007	$3,200	$3,389

Changes in accumulated other comprehensive income (loss) by component
Changes in accumulated other comprehensive income (loss) by component are summarized below:

	Foreign Currency Translation Adjustments	Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance at December 31, 2016	$(66,047)	$(66,047)
Other comprehensive gain (loss) before reclassification	141,341	141,341
Amount reclassified from accumulated other comprehensive income (loss)	—	—
Net current period other comprehensive income (loss)	141,341	141,341
Balance at December 31, 2017	75,294	75,294
Other comprehensive gain (loss) before reclassification	(58,251)	(58,251)
Amount reclassified from accumulated other comprehensive income (loss)	—	—
Net current period other comprehensive income (loss)	(58,251)	(58,251)
Balance at December 31, 2018	$17,043	$17,043
Other comprehensive gain (loss) before reclassification (unaudited)	(27,708)	(27,708)
Amount reclassified from accumulated other comprehensive income (loss) (unaudited)	—	—
Net current period other comprehensive income (loss) (unaudited)	(27,708)	(27,708)
Balance at March 31, 2019 (unaudited)	$(10,665)	$(10,665)

Performance obligation from which revenue is generated
The following summarizes our performance obligations from which we generate revenue:

Performance obligation	When performance obligation is typically satisfied
Subscription revenue
SaaS offerings	Over the subscription term, once the service is made available to the customer (over time)
Time-based licenses	Upon the delivery of the license key or password that provides immediate availability of the product (point in time)
Time-based technical support and unspecified software upgrades	Ratably over the contract period (over time)
Maintenance revenue
Technical support and unspecified software upgrades	Ratably over the contract period (over time)
License revenue
Perpetual licenses	Upon the delivery of the license key or password that provides immediate availability of the product (point in time)

Details of total deferred revenue balance
Details of our total deferred revenue balance was as follows:

Total Deferred Revenue

(in thousands)
(unaudited)
Balance at December 31, 2018	$296,132
Adoption of ASC 606	(2,772)
Deferred revenue recognized	(103,469)
Additional amounts deferred	121,899
Balance at March 31, 2019	$311,790

Remaining performance obligations for revenue recognition
We expect to recognize revenue related to these remaining performance obligations as follows:

	Revenue Recognition Expected by Period
	Total	Less than 1 year	1-3 years	More than 3 years

	(in thousands)
	(unaudited)
Expected recognition of deferred revenue	$311,790	$285,212	$26,007	$571

Details of contract acquisition cost
Details of our total contract acquisition costs balance was as follows:

Total Contract Acquisition Costs

(in thousands)
(unaudited)
Balance at December 31, 2018	$—
Adoption of ASC 606	5,157
Commissions capitalized	1,854
Amortization recognized	(482)
Balance at March 31, 2019	$6,529

Classified as:
Current	$1,613
Non-current	4,916
Total contract acquisitions costs	$6,529

Amortization of acquired technologies
Amortization of acquired technologies. Amortization of acquired technologies included in cost of revenue relate to our licensed products and subscription products as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Amortization of acquired license technologies	$1,455	$124,259	$142,417	$144,857	$36,608	$35,837
Amortization of acquired subscription technologies	731	23,258	28,616	31,134	7,711	7,980
Total amortization of acquired technologies	$2,186	$147,517	$171,033	$175,991	$44,319	$43,817
Intangible asset amortization expense was as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Intangible asset amortization expense	$3,119	$206,086	$238,156	$242,849	$61,462	$60,341

Schedule of advertising expense

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Advertising expense	$2,293	$28,655	$38,213	$38,477	$8,058	$10,329

Schedule of stock option valuation assumptions
We estimated the fair value for stock options at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016*	2016	2017	2018	2018	2019*

					(unaudited)
Expected dividend yield	—%	—%	—%	—%	—%	—%
Volatility	—%	43.1%	41.9%	40.2%	41.2%	—%
Risk-free rate of return	—	1.3 - 2.3%	1.9 - 2.2%	2.6 - 2.9%	2.6-2.8%	—
Expected life	—	6.50	6.38	6.34	6.37	—
__________

*	There were no grants of stock options made in the Predecessor period from January 1, 2016 through February 4, 2016 or during the three months ended March 31, 2019.

Schedule of share-based compensation expense
The impact to our income (loss) before income taxes due to stock-based compensation expense and the related income tax benefits were as follows:

	Predecessor	Successor			Successor
	Period From January 1 Through February 4,	Period From February 5 Through December 31,	Year Ended December 31,		Three Months Ended March 31,
	2016	2016	2017	2018	2018	2019

		(in thousands)			(unaudited)
Impact to income (loss) before income taxes due to stock-based compensation	$87,763	$17	$80	$5,833	$41	$7,718
Income tax benefit related to stock-based compensation	22,981	—	—	1,054	—	158

Schedule of cash and cash equivalents
We consider all highly liquid investments with original maturities of three months or less to be cash equivalents. Our cash and cash equivalents consisted of the following:

	December 31,		March 31,
	2017	2018	2019

	(in thousands)		(unaudited)
Demand deposit accounts	$210,616	$265,520	$157,365
Money market funds	67,100	117,100	277,100
Total cash and cash equivalents	$277,716	$382,620	$434,465